Schedule of analysis of cash flows on acquisition (Details) - Air Travel Bureau Limited [Member] ₨ in Thousands	12 Months Ended
Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Net cash acquired with the subsidiary	₨ 156,543
Cash paid	(510,000)
Net cash flow on acquisition	₨ (353,457)